Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net - Consolidated statement of financial position
	Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a)	Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A. & Longevity Maritime Limited	37,000	(741)	36,259
(b)	Globus Maritime Ltd. – Firment Shipping Inc.	307	-	307
(c)	Globus Maritime Ltd. – Convertible Note	1,180	-	1,180

	Total at December 31, 2019	38,487	(741)	37,746
	Less: Current Portion	(1,487)	292	(1,195)
	Long-Term Portion	37,000	(449)	36,551

	Total at December 31, 2018	37,163	(295)	36,868
	Less: Current Portion	(35,663)	295	(35,368)
	Long-Term Portion	1,500	-	1,500

Long-Term Debt, net - Annual loan principal paymetns

The contractual annual loan principal payments per lender to be made subsequent to December 31, 2019, assuming that the lenders will not demand the repayment of the loans before their maturity, were as follows:

	(a)	(b)	(c)	Total
December 31,	EnTrust	Firment	Convertible Note
2020	-	800*	3,309*	4,109
2021	5,970	-	-	5,970
2022 and thereafter	31,030	-	-	31,030
Total	37,000	800	3,309	41,109

* This table represents the maturities before the waivers/extensions acquired within the first quarter of 2020 (see note 22).

The contractual annual loan principal payments per bank loan to be made subsequent to December 31, 2018, assuming that the lenders will not demand the repayment of the loans before their maturity, were as follows:

	(d)	(b)	(e)
	Hamburg Commercial Bank AG	Firment Shipping Inc.	Macquarie Bank International Limited		Total
December 31			Advance (A)	Advance (B)
2019	22,163	-	889	882	23.934
2020	-	2,200	889	882	3.971
2021	-	-	889	882	1.771
2022	-	-	889	882	1.771
2023 and thereafter	-	-	2,444	3.972	6.416
Total	22,163	2,200	6,000	7,500	37.863